Other matters	9 Months Ended
Sep. 30, 2013
Other matters [Abstract]
Other matters

Note 16- Other matters:

In 2011, Basement Manager was under a sales tax audit by New York State Department of Taxation and Finance. In 2013, the case was settled for approximately $43,000, which has been accrued for and included in other expense in 2012. In addition, Miami Services is currently undergoing a sales tax audit by Florida Department of Revenue. The cases are still ongoing, however, at the present time, the Company does not believe that the exposure is greater than $390,000, of which approximately $321,000 is included in other expense and approximately $69,000 is included in interest expense in 2012.

In January 2012, STK Miami Services entered into an amendment to its services agreement with its landlord whereby STK Miami Services received $5,000,000 as consideration for including in the amendment, the option for the landlord to terminate the existing agreement. Should the landlord terminate the agreement, the landlord is obligated to pay a termination fee as defined in the agreement.